Employee benefit plans - Schedule of weighted-average assumptions used to determine PBO (Detail)	Mar. 31, 2021	Mar. 31, 2020
Employee Benefit Plans [Abstract]
Discount rate	0.70%	0.60%
Rate of increase in compensation levels	0.30%	0.30%
Interest crediting rate	2.90%	3.00%